Exhibit 99.4

WAMID	UW Date	Detailed Loan Status	Collection Comments
211610103	05-09-2018	Collections	● LOAN STATUS: The loan status is Collections and the RFD is Excessive Obligations.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.
207310007	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: A comment on 4/11/2018 refers to a third forbearance agreement and a comment on 5/21/2018 indicates the term of the forbearance is from 1/1/2018 through 12/31/2019.
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.
900110001	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: An inspection on 11/8/2017 indicates the units are occupied. Per comments on 8/14/2018, the borrower stated new staff had been added and was not aware that the payment had not been made. Per the payment history, the 7/1/2018 and 8/1/2018 payments were received on 8/9/2018.
202510015	05-09-2018	Collections	● LOAN STATUS: The loan status is Collections and the RFD is Not Determined.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. The most recent borrower contact was on 8/2/2018 when the borrower was advised of the July payment being short by $15.00 and was also reminded that the August payment was due. The borrower stated both payments would be sent the next day; however, comments on 8/13/2018 indicate enough funds were received for the July payment but the August payment was short by $19.01. As of the end of the review, the complete August payment had not been received.
213510059	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. The most recent borrower contact was on 7/24/2018 when the borrower requested access to the servicer website. A registration form and options to send payments were emailed to the borrower.
201110005	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: A property inspection on 11/13/2017 reported the property as 6 units being occupied and no vacant units. The most recent borrower contact was on 3/12/2018 at which time the borrower the borrower refused to sign up for automatic payments.
213510088	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. The most recent borrower contact was noted on 8/29/2018 in which the servicer advised the borrower of the escrow shortage amount due.
214110055	05-09-2018	Collections	● LOAN STATUS: The loan status is Collections and the RFD is Payment Dispute.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. The most recent borrower contact was noted on 8/27/2018. An email was received from the borrower stating that the August payment had not been drafted on 8/7/2018. The borrower was advised that the 8/1/2018 payment had not been drafted due to the 7/1/2018 payment had not posted as funds were applied towards a late fee therefore causing a shortage. The servicer waived late fees and the 7/1/2018 payment was posted. As of the end of the review, the August payment had not been received.
200710150	05-09-2018	Collections	● LOAN STATUS: The loan status is Collections and the RFD is Not Determined.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. During the last borrower contact on 5/25/2018, the borrower indicated that they would send in a payment around 5/31/2018 - 6/1/2018. The borrower was asked if they understood that late fees in the amount of $151.22 were also due. The borrower stated yes that they were aware. The borrower was also advised that if the loan is delinquent more than 30 days, default interest may begin to accrue. The borrower indicated that they understood and would remit a payment prior to the payment being more than 30 days delinquent.
200910338	05-09-2018	Collections	● LOAN STATUS: The loan status is Collections and the RFD is Not Determined.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: Per comment on 3/7/2018, the broker indicated that the exterior of the building was in poor condition. Additionally a comment on 3/30/2018, indicates that the borrower would not allow interior access to the property but was found to be in fair condition with some major and life safety issues which include missing hand railings and loose bricks supporting stairs and foundation.
● ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status. During the last borrower conversation on 12/11/2017, the borrower indicated that they would submit payments to catch up and be current by year end or early 2018.
211610001	05-09-2018	Current	● LOAN STATUS: This loan is current and there is no RFD.
● FORECLOSURE: There is no evidence of foreclosure action on this loan
● BANKRUPTCY: There is no evidence of an associated bankruptcy case.
● LOSS MITIGATION: N/A
● LOAN MODIFICATION: N/A
● HAMP: N/A
● PROPERTY DAMAGE: There is no evidence of property damage.
● ADDITIONAL INFORMATION: An inspection noted on 11/6/2017 reported the property as being owner occupied.